Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Fair Value Amounts of Derivative Instruments
The following table summarizes the fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2021 and 2020:

	2021		2020
(in thousands)	Current Asset	Long-Term Asset	Current Asset	Long-Term Asset
Assets:
Derivative instruments designated as hedges
Interest rate contracts - fair value hedge (1)	$1,971	$—	$—	$5,042
Total derivative instruments designated as hedges	$1,971	$—	$—	$5,042

Undesignated derivative instruments
Equity options	$162,141	$190,430	$2,415	$374,038
Foreign exchange forwards and options	11,172	—	11,712	—
Total undesignated derivative instruments	$173,313	$190,430	$14,127	$374,038
Total Derivative Assets	$175,284	$190,430	$14,127	$379,080

	2021		2020
(in thousands)	Current Liability	Long-Term Liability	Current Liability	Long-Term Liability
Liabilities:
Derivative instruments designated as hedges
Interest rate contracts - cash flow hedge (1)	$—	($628)	$—	($17,409)
Interest rate contracts - fair value hedge (1)	—	—	—	—
Total derivative instruments designated as hedges	$—	($628)	$—	($17,409)

Undesignated derivative instruments
Equity options	($162,608)	($191,251)	($5,966)	($376,046)
Foreign exchange forwards and options	(19,250)	—	(45,498)	—
Total undesignated derivative instruments	($181,858)	($191,251)	($51,464)	($376,046)
Total Derivative Liabilities	($181,858)	($191,879)	($51,464)	($393,455)
(1)The fair value amounts for the interest rate contracts do not include accrued interest.

Summary of the Classification of Gains and Losses on Derivative Instruments and Balance Sheet Line Items in Which the Hedged Item is Included
The following tables summarize the gains and losses on derivative instruments for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
(in thousands)	Other income, net	Other income, net	Other income, net
Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded	$40,671	$114,326	$432

Gains (Losses) on Derivatives in Cash Flow Hedges
Interest rate contracts
Amount of (loss) gain reclassified from accumulated other comprehensive loss	($17,010)	$18,666	($3,888)
Amounts excluded from effectiveness testing	—	—	—

Gains (Losses) on Derivatives in Fair Value Hedges
Interest rate contracts
Hedged item	3,072	(2,568)	(3,668)
Derivatives designated as hedging instruments	(3,072)	2,568	3,668

Gains (Losses) Derivatives Not Designated as Hedging Instruments
Embedded conversion option	—	—	(349)
Equity options	(23,882)	322,580	(104,125)
Cash convertible notes embedded cash conversion option	28,154	(321,213)	106,998
Foreign exchange forwards and options	10,333	(12,429)	1,835

Total (losses) gains	($2,405)	$7,604	$471
The following tables summarizes the balance sheet line items in which the hedged item is included as of December 31, 2021 and 2020:

	Carrying Amount of the Hedged Assets (Liabilities)		Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Assets (Liabilities)
(in thousands)	2021	2020	2021	2020
Balance Sheet line items in which the Hedged Item is included
Current portion of long-term debt	($128,916)	$—	$1,971	$—
Long-term debt	$—	($131,923)	$—	$5,042